UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21571

The Rogé Partners Funds

(Exact name of registrant as specified in charter)

603 Johnson Avenue, Suite 103, Bohemia, NY 11716

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period: 12/31/04

Item 1.  Reports to Stockholders.

Rogé Partners Fund

Semi-Annual Report December 31, 2004

                                                    Investment Advisor

                                           R.W. Rogé & Company, Inc.

          630 Johnson Avenue, Suite 103
     Bohemia, NY11716

           1-888-800-ROGÉ

Rogé Partners Fund
PORTFOLIO SUMMARY
December 31, 2004 (Unauited)

The Fund’s Top Ten Sectors and Top Ten Holdings are as follows:
	Percentage of		Percentage of
Sectors	Net Assets	Holdings	Net Assets

International Equity Mutual Funds	23.48%	IShares – MSCI EAFE Index Fund	4.89%
Value Equity Mutual Funds	18.50%	Legg Mason Opportunity Trust	4.83%
Growth Equity Mutual Funds	12.18%	New River Small Cap Fund	4.78%
Blend Equity Mutual Funds	9.20%	Leucadia National Corp.	4.77%
Diversified Financials	4.77%	Baron Small Cap Fund	4.77%
Investment Banks	4.75%	Legg Mason, Inc.	4.75%
Natural Resource Equity Mutual Funds	4.60%	Wasatch International Growth Fund	4.73%
Insurance	4.48%	Artisan International Value Fund	4.72%
Beverages	4.42%	Oakmark Select Fund	4.71%
Savings and Loan	4.36%	Longleaf Partners Fund	4.61%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Rogé Partners Fund
SHAREHODER LETTER
December 31, 2004 (Unauited)

Dear Fellow Shareholders:

The Rogé Partners FundSM (the “Fund”) had a very strong quarter, increasing in value by 10.40%* since the Fund’s inception on October 1, 2004. We are proud to report that our performance outpaced the increase in the Standard & Poor’s 500 Index (the “S&P 500”)1 and MSCI World Index Net (USD)2, which gained 7.60% and 10.36%, respectively.

Legg Mason, Inc. (“LM”)3 proved to be the strongest performer in the portfolio this quarter. LM announced strong earnings primarily from its subsidiary, Western Asset Management, which continues to experience strong inflows due to its managed accounts outperforming those of its competitors. LM also benefited from increased coverage of mutual fund manager Bill Miller.  Mr. Miller has outperformed the S&P 500 for 13 years in a row. Although Legg Mason Value Trust lagged behind the S&P 500 earlier this year, it did, in December, eventually pull ahead and overtake the index for the 14th straight year.

Securities that hindered the Fund’s performance included Capital Southwest Corp. (“CSWC”)4 and Berkshire Hathaway, Inc. (“BRKB”)5. The latter was affected by the recent insurance company indictments handed down by New York Attorney General Elliot Spitzer. We do, however, continue to believe both BRKB and CSWC are positioned for strong long-term growth of shareholder wealth.

Currently, the Fund sees value in the international equity markets, especially small cap international and emerging markets.  From our own research, as well as from what we hear from international money managers, equity overseas looks modestly undervalued. We believe international equity will produce the highest expected rate of return for a given amount of risk. Therefore, we will continue to keep an overweight position in international equities.

As long-term investors, we are prepared to be patient as we wait for the valuations to improve in the future. We expect our ResearchEdgeSM process to continue to provide us with market-like returns while limiting risk.

Ronald W. Rogé, MS, CFP®                    Steven M. Rogé

Co-Portfolio Manager                               Co-Portfolio Manager

* The Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling 1-888-800-ROGE (1-888-800-7643). You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please read your prospectus. The views expressed are those of the advisor, R.W. Rogé & Company, Inc.  These views are subject to change at any time in response to changing circumstances in the markets and are not intended to predict or guarantee the future performance of any individual security market sector or the markets generally, or The Rogé Partners Funds.

The ReasearchEdgeSM , Rogé Partners FundSM , Rogé Partners FundsSM are service marks of R. W. Rogé & Company, Inc., all rights reserved.

1

The S&P 500 is a market capitalization weighted measure of 500 widely held common stocks.   Please note, an investor may not invest directly in an index.

2

The MSCI World Index Net (USD) is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of December 2003, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

3      Legg Mason comprised 4.8% of the Fund’s net assets as of December 31, 2004.
4      Capital Southwest comprised 3.9% of the Fund’s net assets as of December 31, 2004.
5      Berkshire Hathaway comprised 4.5% of the Fund’s net assets as of December 31, 2004.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)
		Market
Shares	Security	Value
	EQUITY MUTUAL FUNDS (RICs) - 67.96%
	Blend - 9.20%
5,293	Fairholme Fund	$120,518
7,001	Matthew 25 Fund	120,551
		241,069
	Growth - 12.18%
5,657	Baron Small Cap Fund	124,908
8,027	Legg Mason Opportunity Trust	126,667
1,100	iShares DJ Select Dividend Index	67,540
		319,115
	International - 23.48%
5,875	Artisan International Value Fund, Investor Shares	123,723
800	iShares MSCI EAFE Index Fund	128,200
6,473	Third Avenue International Value Fund	119,172
5,194	Tweedy Browne Global Value Fund	120,446
7,397	Wasatch International Growth Fund	124,046
		615,587
	Sector - Natural Resources - 4.60%
3,581	T. Rowe Price New Era Fund	120,619

	Value - 18.50%
6,350	Aegis Value Fund	115,244
3,859	Longleaf Partners Fund	120,861
8,851	New River Small Cap Fund	125,337
3,701	Oakmark Select Fund, Class I	123,442
		484,884
	TOTAL EQUITY MUTUAL FUNDS
	(Cost $1,487,500)	1,781,274

	COMMON STOCKS - 26.67%
	Financials - 22.25%
	Diversified Financials - 4.77%
1,800	Leucadia National Corp.	125,064

	Insurance - 4.48%
40	Berkshire Hathaway, Inc., Class B +	117,440

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)
			Market
Shares	Security		Value

	Investment Banks - 4.75%
1,700	Legg Mason, Inc.		$ 124,542

	Savings & Loan - 4.36%
2,700	Washington Mutual, Inc.		114,156

	Venture Capital - 3.89%
1,300	Capital Southwest Corp.		102,076

	Food & Beverages - 4.42%
	Beverages - 4.42%
2,000	Diageo PLC		115,760

	TOTAL COMMON STOCK
	(Cost $813,879)		699,038

	SHORT TERM INVESTMENTS - 3.20%
	Money Market Mutual Funds - 3.20%
83,780	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $83,780)		83,780

	TOTAL INVESTMENTS
	(Cost $2,385,159*)	97.83%	$ 2,564,092

	Other assets in excess of liabilities	2.17%	56,902

	TOTAL NET ASSETS	100.00%	$ 2,620,994

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.
RIC - Registered Investment Company
MSCI - Morgan Stanley Capital Internationa
EAFE - Europe, Australia, Far East

The accompanying notes are an integral part of these financial statements.

TD style="border-bottom:1pt solid #000000" valign=top width=9 align="right">
Rogé Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (Unaudited)

Assets:
Investments in securities, at value
(Cost $2,385,159)	$2,564,092
Dividends and interest receivable	867
Due from advisor	20,353
Prepaid expenses and other assets	47,856
Total Assets	2,633,168
Liabilities:
Distributions payable	4,754
Shareholder servicing fees payable	1,103
Accrued expenses and other liabilities	6,317
Total Liabilities	12,174
Net Assets	$2,620,994
Net Assets Consist Of:
Paid in capital	2,422,423
Accumulated net investment income (loss)	(1,665)
Accumulated net realized gain (loss) from security transactions	21,303
Net unrealized appreciation (depreciation) of investments	178,933
$2,620,994
Net asset value and redemption price per share*
($2,620,994/237,737 shares of capital stock outstanding)	$11.02
* The Fund will impose a 2% redemption fee for any redemptions of
Fund shares ocurring within the first 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2004 (Unaudited) (1)

Investment Income:
Dividends	$ 11,352
Interest	426
Total investment income	11,778
Expenses:
Administration fees	10,306
Legal fees	9,409
Fund accounting fees	7,680
Registration fees	5,946
Transfer agent fees	5,317
Advisory fees	4,410
Insurance expense	3,879
Printing expense	3,479
Audit fees	3,249
Custody fees	1,182
Shareholder servicing fees	1,103
Trustees' fees	443
Other expenses	591
Total expenses	56,994
Less:
Advisory fees waived and expenses reimbursed	(48,305)
Net expenses	8,689
Net investment income (loss)	3,089

Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) from security transactions (2)	21,303
Net change in unrealized appreciation (depreciation) of investments	178,933
Net realized and unrealized gain (loss) on investments	200,236
Net increase (decrease) in net assets resulting from operations	$ 203,325
(1) For the period from October 1, 2004 (commencement of operations) to December 31, 2004.
(2) Amount shown represents the aggregate of amounts received from distributions of realized gains by other investment companies.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended December 31, 2004 (1)
From Operations:	(Unaudited)
Net investment income (loss)	$3,089
Net realized gain (loss) from security transactions	21,303
Net change in unrealized appreciation
(depreciation) of investments	178,933
Net increase (decrease) in net assets
resulting from operations	203,325

Distributions:
From net investment income	(4,754)
From net realized gains	-
Net decrease in net assets from distributions	(4,754)

From Capital Share Transactions:
Subscriptions of fund shares	3,031,001
Redemptions of fund shares	(708,578)
Net increase (decrease) in net assets from
capital share transactions	2,322,423

Net increase (decrease) in net assets	2,520,994

Net Assets:
Beginning of Period	100,000
End of Period*	$2,620,994
* Includes accumulated net investment income (loss) of:	$(1,665)

Capital Share Transactions:
Shares sold	295,414
Shares redeemed	(67,677)
227,737
(1) For the period from October 1, 2004 (commencement of operations) to December 31, 2004.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

	For the
	Period Ended
	December 31,
	2004 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) From
Investment Operations:
Net investment income (loss) (2)(3)	0.02
Net realized and unrealized gain (loss) (2)	1.02
Total from investment operations	1.04

Less Distributions From:
Net investment income	(0.02)
Net realized gains	-
Total distributions	(0.02)
Net Asset Value, End of Period	$ 11.02

Total Return (4)	10.40%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$ 2,621
Ratio of expenses to average net
assets, before waiver/reimbursement	12.92%	(5)
Ratio of expenses to average net
assets, after waiver/reimbursement	1.99%	(5)
Ratio of net investment income (loss) to
average net assets, before
waiver/reimbursement	(10.25)%	(5)
Ratio of net investment income (loss)
to average net assets, after
waiver/reimbursement	0.70%	(5)

Portfolio Turnover Rate	0.00%
(1) For the period from October 1, 2004 (commencement of operations) to December 31, 2004.
(2) Per share amounts calculated using the monthly average shares method.
(3)	For the period ended December 31, 2004, the advisor waived its fee and reimbursed other expenses.
Had such actions not been undertaken, net investment loss per share would have been $(0.27).
(4)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5) Annualized.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (Unauited)

Note 1. Organization

Rogé Partners Funds (the “Trust”) a Delaware business trust formed on April 15, 2004, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”) is comprised of the Rogé Partners Fund (the “Fund”).  The Fund commenced operations on October 1, 2004.   The Fund’s business and affairs are managed by its officers under the direction of its Board of Trustees (the “Board”).  The Fund’s investment objective is to seek total return.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2004 (Unauited)

Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.  There is no single standard for determining the fair value of such securities.  Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

As of December 31, 2004, the Fund did not hold any securities for which market quotations were not readily available.

B.

Security Transactions and Related Investment Income – Securities transactions are accounted for on the trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.  The amounts of dividends and distributions from net investment income and net realized gains, respectively, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.  To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in surplus or tax return of capital.

C.

Federal Income Taxes - The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.

D.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

E.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

Note 3. Investment Advisory Fee and Other Transactions

The Trust has entered into an investment advisory agreement (the “Agreement”) with the Advisor. Pursuant to the Agreement, the Advisor manages the Fund’s investments and business affairs, subject to the supervision of the Board. For its services, the Advisor receives a fee equal to 1.00% of the average net assets of the Fund.

The Advisor has agreed contractually to waive its advisory fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until December 31, 2005, such that the total annual fund operating expenses do not exceed 1.99% of average daily net assets, subject to possible recoupment form the Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.  For the period ended December 31, 2004, the Advisor waived fees amounting to $4,410 and reimbursed expenses amounting to $43,895.   The Fund’s total expenses before the Advisor’s fee waiver and reimbursement were $56,994.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2004 (Unauited)

The Trust has entered into an Administrative Service Agreement and a Transfer Agency Service Agreement (“Agreements”) with Gemini Fund Services, LLC (“GFS”). Pursuant to the Agreements, GFS serves as Administrator, Transfer and Dividend Disbursing Agent and Fund Accounting Agent to the Fund. For these services, the Fund pays GFS an annual fee, paid monthly, based on a percentage of the Fund’s average daily net assets, subject to certain minimum requirements.

Aquarius Fund Distributors, LLC (“AFD”) is the Distributor of the Trust.   The Trust has adopted a Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Pursuant to the Plan, the Distributor will reimburse entities providing shareholder services to the Fund in connection with maintenance of shareholder accounts. The Fund will pay the Distributor a fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund will impose a 2% redemption fee for any redemptions of Fund shares occurring within the first 90 days of purchase. No such fees were collected during the period ended December 31, 2004.

Note 4. Investment Transactions

During the period ended December 31, 2004, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities, aggregated $2,301,379 and $0, respectively. At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation………………………………	$ 178,933
Gross unrealized depreciation………………………………	-
Net unrealized appreciation…………………………………	$ 178,933

Rogé Partners Fund
SUPPLEMENTAL INFORMATION
December 31, 2004 (Unauited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.  The following examples are intended to help the shareholder understand the ongoing cost  (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or any redemption fees.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the period from October 1, 2004 through December 31, 2004.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period**
	(10/1/04)	(12/31/04)	(10/1/04-12/31/04)
Actual	$1,000.00	$1,104.00	$5.22
Hypothetical (5% return before expenses)	1,000.00	1,007.50	4.98

** Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the days in the reporting period).

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2004 (Unauited)

The Trustees and executive officers of the Trust, together with information as to their principal business occupations during the last five years, are set forth in the table below.  Unless otherwise noted, the address of each Trustee and Officer is c/o Gemini Fund Services, LLC, 150 Motor Parkway, Suite 205, Hauppauge, New York 11788.

Name and Age	Position(s) held with Trust	Term of Office and Length of Time	Principal Occupations(s) During the Past 5 Years	Number of Funds in the Trust Overseen	Other Directorships held by Trustee
		Served		by Trustee
INTERESTED
TRUSTEE:
Ronald W. Rogé (57)	Chairman of the Board of Trustees; Chief Executive Officer; Co-	Since June 2004	Founder and Chairman of R.W. Rogé & Company, Inc. since 1986	1	None
	Portfolio Manager
NON
INTERESTED
TRUSTEES:
David H. Diesslin (57)	Trustee/Financial Expert	Since October 2004	Principal and Founder – Diesslin & Associates, Inc.	1	5
			(financial planners), since 1980; Chair
			Elect – Board of
			Governors of the
			Certified Financial
			Planner BoardTM of
			Standards; and
			Board member –
			Schwab Institutional
			Advisory Board (1997-1999)
Richard Sincere	Trustee	Since	President, Chief	1	None
(51)		June 2004	Executive Officer and Founder of
			Sincere & Co., LLC
			(marketing firm)
Donald Smith	Trustee	Since	Owner and	1	None
(62)		June 2004	President of IMXCO Sales Inc.
			since 1988

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2004 (Unauited)

Name and Age	Position(s) held with Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past 5 Years	Number of Funds in the Trust Overseen	Other Directorships held by Trustee
				by Trustee
Nancy P. Vitale (40)	Trustee	Since June 2004	Manager, Employee Communications-Domestic Telecom	1	None
			Finance (since 2002); Manager – Retail Markets
			(April 1996 to September 2002) with Verizon
			Communications
			since 2002
PRINCIPAL
EXECUTIVE
OFFICERS:
Steven M. Rogé (23)	President; Co-Portfolio Manager	Since June 2004	Research Analyst -R.W. Rogé & Company, Inc. since	1	None
			2003; formerly a student at Bryant
			College
Roseanne Grande,	Secretary,	Since	Managing Director	1	None
(48)	Chief Compliance	June 2004	R.W. Rogé & Company, Inc. since
	Officer		1995
David T. Silk	Treasurer	Since	Research Analyst	1	None
(23)		June 2004	R.W. Rogé & Company, Inc. since
			2002; formerly a student at Bryant
			College
Michael J. Wagner	Assistant	Since	President, Gemini	1	None
(54)	Treasurer	June 2004	Fund Services, LLC.
Susan J. Chesley (24)	Chief Operating Officer	Since June 2004	Registered Para-Planner - R.W. Rogé & Company, Inc. since 2003;	1	None
			formerly a student at Bryant College

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge, upon request, by calling 1-888-800-ROGE.

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the period ended December 31, 2004 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-800-ROGE or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st AND 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form NQ is available without charge, upon request, by calling 1-888-800-ROGE.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Rogé Partners Funds

By (Signature and Title)

*

 Steven M. Rogé

/s/ Steven M. Rogé, President

Date

2/23/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

Steven M. Rogé

/s/ Steven M. Rogé, President

Date

2/23/05

By (Signature and Title)

*

David T. Silk

/s/ David T. Silk, Treasurer

Date

2/23/05

* Print the name and title of each signing officer under his or her signature.